Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Common Stock (Parentheticals) - Common Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Common Stock (Parentheticals) [Line Items]
Diluted weighted average stock outstanding	16,635,616
Diluted net income (loss) per share of common stock	$ 0.23
Class B
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Common Stock (Parentheticals) [Line Items]
Diluted weighted average stock outstanding	4,312,500	3,750,000
Diluted net income (loss) per share of common stock	$ 0.24